UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Aileen K. Wiate     Greenwich, CT     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $315,514,459 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106  1287036    64969 SH       SOLE                    64969        0        0
ALLERGAN INC                   COM              018490102 24654046   516207 SH       SOLE                   516207        0        0
ALLOS THERAPEUTICS INC         COM              019777101  2008500   325000 SH       SOLE                   325000        0        0
ANTIGENICS INC DEL             COM              037032109   954913  1948802 SH       SOLE                  1948802        0        0
BIOGEN IDEC INC                COM              09062X103  5990610   114281 SH       SOLE                   114281        0        0
BOSTON SCIENTIFIC CORP         COM              101137107 14059019  1768430 SH       SOLE                  1768430        0        0
CEPHALON INC                   COM              156708109 18996223   278946 SH       SOLE                   278946        0        0
ELAN PLC                       ADR              284131208 26161281  3939952 SH       SOLE                  3939952        0        0
EXPRESS SCRIPTS INC            COM              302182100  1846800    40000 SH       SOLE                    40000        0        0
GENENTECH INC                  COM NEW          368710406 20988370   221000 SH       SOLE                   221000        0        0
GTX INC DEL                    COM              40052B108 29992311  2834812 SH       SOLE                  2834812        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102  8658178  3355883 SH       SOLE                  3355883        0        0
HLTH CORPORATION               COM              40422Y101 21670002  2093720 SH       SOLE                  2093720        0        0
MANNKIND CORP                  COM              56400P201  6231301  1790604 SH       SOLE                  1790604        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309  6344709   512911 SH       SOLE                   512911        0        0
MIDDLEBROOK PHARMACEUTICAL I   COM              596087106  4448614  3271040 SH       SOLE                  3271040        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 16303677   571057 SH       SOLE                   571057        0        0
OSIRIS THERAPEUTICS INC        COM              68827R108  3047426   220828 SH       SOLE                   220828        0        0
PFIZER INC                     COM              717081103 12964878   951900 SH       SOLE                   951900        0        0
QUIDEL CORP                    COM              74838J101 22997870  2494346 SH       SOLE                  2494346        0        0
TENET HEALTHCARE CORP          COM              88033G100 20631008 17785352 SH       SOLE                 17785352        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  7075215  1684575 SH       SOLE                  1684575        0        0
VCA ANTECH INC                 COM              918194101  9556193   423778 SH       SOLE                   423778        0        0
WEBMD HEALTH CORP              CL A             94770V102  2241239   100504 SH       SOLE                   100504        0        0
WYETH                          COM              983024100 26405040   613500 SH       SOLE                   613500        0        0